Related parties (Tables)	12 Months Ended
Dec. 31, 2020
Related parties
Summary of key management personnel remuneration

	For the years ended
	December 31,
(in thousands of Russian Roubles)	2020	2019	2018
Salary and bonus	102,164	116,784	129,194
Management incentive agreement, including related social taxes	224,527	167,004	53,290
Pension contributions	11,469	12,825	13,432
Other social contributions	5,599	6,404	6,824
Total remuneration	343,759	303,017	202,740

Summary of board of directors remuneration

	For the years ended
	December 31
(in thousands of Russian Roubles)	2020	2019	2018
Cash compensation	30,099	17,281	—
Equity awards, including social taxes	23,597	15,025	—
Pension contributions	6,238	2,930	—
Other social contributions	400	195	—
Total remuneration	60,334	35,431	—

Summary of transactions with other related parties

	Loans granted		Loans received		Services provided to
	to related parties		from related parties		and received from related parties
	Amounts		Amounts		Services	Amounts	Services		Amounts
	owed by		owed to		provided to	owed by	received from		owed to
	related	Interest	related	Interest	related	related	related		related
(in thousands of Russian Roubles)	parties	income	parties	expense	parties	parties	parties		parties
For the year ended and as of December 31, 2020
Subsidiaries of shareholders exercising significant influence over the Group	—	—	—	—	4,621	—	720		688
Minority shareholders	—	—	1,478	11	—	—	—		—
Equity-accounted investee	19,719	947	—	—	2,281	1,140	26		—
	19,719	947	1,478	11	6,902	1,140	746		688
For the year ended and as of December 31, 2019
Shareholders of the Group	—	—	—	—	—	—	9,309	*	—
Subsidiaries of shareholders exercising significant influence over the Group	—	—	—	—	7,448	—	—		270

	—	—	—	—	7,448	—	9,309		270
For the year ended and as of December 31, 2018
Shareholders of the Group	—	—	—	—	—	1,129	—		—
Subsidiaries of shareholders exercising significant influence over the Group	—	—	—	—	2,593	—	—		1,478
	—	—	—	—	2,593	1,129	—		1,478

*Represents reimbursement of road show expenses incurred by Goldman Sachs & Co. LLC in the course of the Group’s IPO.